STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0%
Aerospace & Defense - .6%
The Boeing Company, Sr. Unscd. Notes	2.70	5/1/2022	5,000,000		5,086,269
Agriculture - 1.0%
BAT Capital, Gtd. Notes	3.56	8/15/2027	4,000,000		4,078,517
Bunge, Gtd. Notes	4.35	3/15/2024	4,500,000		4,746,171
				8,824,688
Airlines - 2.2%
Air Canada Pass Through Trust, Notes, Ser. 2015-1, Cl. A	3.60	3/15/2027	2,446,490	[a]	2,573,621
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,198,564		4,373,119
JetBlue Pass Through Trust, Notes, Ser. 2019-1, CI. A	2.95	5/15/2028	5,000,000		5,041,885
United Airlines Pass Through Trust, Notes, Ser. 2016-2, Cl. A	3.10	10/7/2028	7,839,224		7,975,136
				19,963,761
Automobiles & Components - 1.5%
Daimler Finance North America, Gtd. Notes	2.55	8/15/2022	6,000,000	[a]	6,041,357
Ford Motor Credit, Sr. Unscd. Notes	5.58	3/18/2024	3,000,000		3,211,189
Volkswagen Group of America Finance, Gtd. Notes	4.00	11/12/2021	4,000,000	[a]	4,134,843
				13,387,389
Banks - 19.5%
AIB Group, Sr. Unscd. Notes	4.75	10/12/2023	5,000,000	[a]	5,346,256
BAC Capital Trust XIV, Gtd. Notes, Ser. G, 3 Month LIBOR +.40%	4.00	1/13/2020	3,000,000	[b]	2,745,000
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	5,000,000		5,095,805
Bank of America, Jr. Sub. Notes, Ser. FF	5.88	3/15/2028	3,000,000		3,317,010
Bank of America, Sub. Notes	4.00	1/22/2025	4,000,000		4,258,556
Bank of Ireland Group, Sr. Unscd. Notes	4.50	11/25/2023	5,000,000	[a]	5,313,650
Barclays, Sub. Notes	5.20	5/12/2026	7,000,000		7,624,295
BBVA Bancomer, Sr. Unscd. Notes	4.38	4/10/2024	5,250,000	[a]	5,573,741
BNP Paribas, Sub. Notes	4.38	5/12/2026	5,000,000	[a]	5,372,794
Citigroup, Jr. Sub. Debs., Ser. Q	5.95	8/15/2020	5,000,000		5,123,925
Citigroup, Sub. Bonds	4.40	6/10/2025	4,500,000		4,863,261
Citizens Financial Group, Sub. Bonds	3.75	7/1/2024	6,000,000		6,177,639
Cooperatieve Rabobank, Gtd. Notes	4.38	8/4/2025	6,750,000		7,330,773

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Banks - 19.5% (continued)
Credit Agricole, Sub. Notes	4.00	1/10/2033	7,250,000	[a]	7,537,368
Credit Suisse Group, Sr. Unscd. Notes	3.00	12/14/2023	7,000,000	[a]	7,102,684
Deutsche Bank, Sub. Notes	4.50	4/1/2025	7,500,000	[c]	7,278,216
HSBC Holdings, Sub. Notes	4.25	3/14/2024	6,250,000		6,621,374
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. FF	5.00	8/1/2024	5,000,000		5,218,750
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	3,000,000		3,169,472
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	3,000,000	[a]	3,644,082
Llyods Banking Group, Sub. Notes	4.58	12/10/2025	3,000,000		3,221,313
M&T Bank, Jr. Sub. Notes, Ser. G	5.00	8/1/2024	5,000,000		5,212,500
Morgan Stanley, Sub. Notes	4.88	11/1/2022	6,000,000		6,433,325
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	3,465,000	[a]	3,792,806
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	6,000,000		6,670,812
Royal Bank of Scotland Group, Sub. Bonds	6.10	6/10/2023	5,764,000		6,316,594
Societe Generale, Sub. Notes	4.75	11/24/2025	6,750,000	[a]	7,274,683
Standard Chartered, Sr. Unscd. Notes	3.79	5/21/2025	4,750,000	[a]	4,929,244
The Bank of Nova Scotia, Jr. Sub. Notes	4.65	10/12/2022	5,000,000		5,014,475
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	6,750,000		7,048,842
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000		3,131,891
UniCredit, Sr. Unscd. Notes	6.57	1/14/2022	4,000,000	[a]	4,287,058
Westpac Banking, Sub. Notes	4.32	11/23/2031	5,000,000		5,260,499
Zions Bancorp, Sr. Unscd. Notes	3.50	8/27/2021	3,000,000		3,066,172
				180,374,865
Beverage Products - 2.4%
Becle, Gtd. Notes	3.75	5/13/2025	6,000,000	[a]	6,169,172
Constellation Brands, Gtd. Notes	3.15	8/1/2029	3,000,000		3,036,627
Constellation Brands, Gtd. Notes	4.40	11/15/2025	5,000,000		5,487,718
Keurig Dr Pepper, Gtd. Notes	4.60	5/25/2028	4,000,000		4,543,773
Suntory Holdings, Sr. Unscd. Notes	2.25	10/16/2024	3,000,000	[a]	2,984,245
				22,221,535
Building Materials - .5%
CRH America, Gtd. Notes	3.88	5/18/2025	2,000,000	[a]	2,127,413
CRH America Finance, Gtd. Notes	3.40	5/9/2027	2,730,000	[a]	2,834,291
				4,961,704
Chemicals - 1.0%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	5,000,000		5,288,791
Yara International, Sr. Unscd. Notes	4.75	6/1/2028	3,750,000	[a]	4,107,902
				9,396,693

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.0% (continued)
Commercial & Professional Services - 1.4%
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	7,000,000	7,802,376
Moody's, Sr. Unscd. Notes	4.50	9/1/2022	5,000,000	5,296,944
				13,099,320
Consumer Discretionary - 3.1%
Hasbro Inc, Sr. Unscd. Notes	3.90	11/19/2029	9,000,000	9,055,232
Leggett & Platt, Sr. Unscd. Notes	4.40	3/15/2029	4,000,000	4,370,413
Marriott International, Sr. Unscd. Notes	3.60	4/15/2024	4,000,000	4,203,780
NVR, Sr. Unscd. Notes	3.95	9/15/2022	6,250,000	6,506,885
Whirlpool, Sr. Unscd. Notes	4.75	2/26/2029	4,000,000	4,481,394
				28,617,704
Consumer Durables & Apparel - .7%
Michael Kors USA, Gtd. Notes	4.00	11/1/2024	3,000,000	[a,c] 3,103,703
Tapestry, Sr. Unscd. Notes	3.00	7/15/2022	3,000,000	3,031,874
				6,135,577
Diversified Financials - 3.4%
AerCap Global Aviation Trust, Gtd. Notes	4.45	10/1/2025	5,100,000	5,491,543
Aircastle, Sr. Unscd. Notes	4.25	6/15/2026	4,750,000	4,992,178
Blackstone Holdings Finance, Gtd. Notes	4.75	2/15/2023	3,000,000	[a] 3,235,534
Cantor Fitzgerald, Sr. Unscd. Notes	4.88	5/1/2024	3,500,000	[a] 3,724,909
E*Trade Financial, Sr. Unscd. Notes	3.80	8/24/2027	3,750,000	3,896,192
FS KKR Capital, Sr. Unscd. Notes	4.63	7/15/2024	4,000,000	4,122,398
Stifel Financial, Sr. Unscd. Bonds	4.25	7/18/2024	6,000,000	6,356,381
				31,819,135
Electronic Components - 2.1%
Arrow Electronics, Sr. Unscd. Notes	3.25	9/8/2024	2,000,000	2,029,991
Arrow Electronics, Sr. Unscd. Notes	4.00	4/1/2025	3,000,000	3,101,833
Avnet, Sr. Unscd. Notes	4.88	12/1/2022	3,000,000	3,184,390
Jabil, Sr. Unscd. Bonds	5.63	12/15/2020	3,737,000	3,857,689
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	7,250,000	7,400,726
				19,574,629
Energy - 7.5%
Andeavor, Gtd. Notes	4.75	12/15/2023	4,000,000	4,332,706
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	4,750,000	5,215,571
Concho Resources, Gtd. Notes	4.30	8/15/2028	5,000,000	5,370,937
Continental Resources, Gtd. Notes	5.00	9/15/2022	3,849,000	3,872,301
Enable Midstream Partners, Sr. Unscd. Notes	4.15	9/15/2029	2,000,000	1,869,491
Enbridge, Gtd. Notes	4.25	12/1/2026	4,000,000	4,364,683
Energy Transfer Operating, Gtd. Bonds	5.50	6/1/2027	2,500,000	2,767,138

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Energy - 7.5% (continued)
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	3,000,000		3,313,821
Eni, Sr. Unscd. Notes	4.25	5/9/2029	5,000,000	[a]	5,482,790
EQM Midstream Partners, Sr. Unscd. Notes	4.00	8/1/2024	5,000,000		4,718,824
Marathon Oil, Sr. Unscd. Notes	2.80	11/1/2022	5,000,000		5,076,152
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	2,000,000	[a]	2,048,429
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	1,500,000	[a]	1,575,450
MPLX, Sr. Unscd. Notes	6.25	10/15/2022	746,000	[a]	758,456
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	4,000,000	[a]	4,225,000
Sabal Trail Transmission, Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	3,264,946
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	3/1/2025	2,000,000		2,235,091
Saudi Arabian Oil, Sr. Unscd. Notes	3.50	4/16/2029	4,000,000	[a]	4,172,314
The Williams Companies, Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		3,074,052
Total Capital International, Gtd. Notes	2.43	1/10/2025	2,000,000		2,026,642
				69,764,794
Environmental Control - .4%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	3,800,000		4,068,776
Financials - 1.4%
Apollo Management Holdings, Gtd. Notes	4.00	5/30/2024	6,000,000	[a]	6,347,219
Carlyle Holdings Finance, Gtd. Notes	3.88	2/1/2023	5,921,000	[a]	6,130,159
				12,477,378
Food Products - 1.6%
Flowers Foods, Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		2,057,638
Flowers Foods, Sr. Unscd. Notes	4.38	4/1/2022	5,500,000		5,712,677
Grupo Bimbo, Gtd. Notes	3.88	6/27/2024	3,000,000	[a]	3,116,114
Grupo Bimbo, Jr. Sub. Notes	5.95	4/17/2023	500,000	[a]	528,175
McCormick & Co., Sr. Unscd. Notes	3.15	8/15/2024	3,000,000		3,106,168
				14,520,772
Foreign Governmental - .6%
Bermuda, Sr. Unscd. Notes	4.75	2/15/2029	200,000	[a]	225,569
Saudi, Sr. Unscd. Notes	2.38	10/26/2021	2,700,000	[a]	2,710,279
The Morongo Band of Mission Indians, Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	2,926,500
				5,862,348
Forest Products & Other - .9%
Georgia-Pacific, Sr. Unscd. Notes	3.16	11/15/2021	6,000,000	[a]	6,104,728
International Paper, Sr. Unscd. Notes	3.00	2/15/2027	2,500,000		2,555,626
				8,660,354

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Health Care - 6.6%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,325,000	[a]	4,396,464
AbbVie, Sr. Unscd. Notes	3.60	5/14/2025	2,000,000		2,098,255
Bayer US Finance II, Gtd. Notes	3.88	12/15/2023	1,000,000	[a]	1,049,543
Bristol-Myers Squibb, Sr. Unscd. Notes	3.90	2/20/2028	6,000,000	[a]	6,574,772
Cigna, Gtd. Notes	3.00	7/15/2023	3,000,000	[a]	3,051,137
Cigna, Gtd. Notes	4.38	10/15/2028	3,500,000		3,889,707
CommonSpirit Health, Sr. Scd. Bonds	3.35	10/1/2029	5,000,000		5,030,368
CVS Health, Sr. Unscd. Notes	4.10	3/25/2025	4,250,000		4,568,482
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	2,000,000		2,278,619
Dignity Health, Unscd. Notes	3.13	11/1/2022	5,000,000		5,102,938
HCA, Sr. Scd. Notes	4.13	6/15/2029	5,000,000		5,268,209
Magellan Health, Sr. Unscd. Notes	4.90	9/22/2024	5,000,000		5,064,575
Montefiore Obligated Group, Unscd. Bonds, Ser. 18-C	5.25	11/1/2048	5,000,000		5,730,097
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	5,500,000	[a]	6,422,363
				60,525,529
Industrial - 2.9%
Carlisle Companies, Sr. Unscd. Notes	3.75	12/1/2027	4,000,000		4,207,427
Fluor, Sr. Unscd. Notes	4.25	9/15/2028	3,500,000		3,454,978
GATX, Sr. Unscd. Notes	3.25	9/15/2026	3,500,000		3,552,395
GATX, Sr. Unscd. Notes	3.25	3/30/2025	2,000,000		2,048,224
Hillenbrand, Gtd. Notes	4.50	9/15/2026	5,000,000		5,150,623
Oshkosh, Sr. Unscd. Notes	4.60	5/15/2028	4,000,000		4,320,000
Pentair Finance, Gtd. Notes	2.65	12/1/2019	4,500,000		4,500,000
				27,233,647
Industrials - .3%
Huntington Ingalls Industries, Gtd. Notes	3.48	12/1/2027	3,000,000		3,149,422
Information Technology - 4.1%
Activision Blizzard, Sr. Unscd. Notes	3.40	9/15/2026	4,500,000		4,736,543
Broadridge Financial Solutions, Sr. Unscd. Notes	3.95	9/1/2020	4,850,000		4,917,951
Cadence Design Systems, Sr. Unscd. Notes	4.38	10/15/2024	6,250,000		6,695,361
Citrix Systems, Sr. Unscd. Notes	4.50	12/1/2027	5,500,000		5,983,443
Electronic Arts, Sr. Unscd. Notes	4.80	3/1/2026	3,250,000		3,683,111
Fidelity National Information Services, Sr. Unscd. Notes	3.75	5/21/2029	3,000,000		3,270,258
Fiserv, Sr. Unscd. Notes	3.50	10/1/2022	5,500,000		5,693,389
VMware, Sr. Unscd. Notes	2.95	8/21/2022	3,000,000		3,053,077
				38,033,133

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Insurance - 2.9%
Assured Guaranty U.S. Holdings, Gtd. Notes	5.00	7/1/2024	6,000,000	[c]	6,635,669
Brighthouse Financial, Sr. Unscd. Notes	3.70	6/22/2027	3,500,000		3,461,552
MetLife, Jr. Sub. Bonds, Ser. D	5.88	3/15/2028	5,500,000		6,096,200
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	5,850,000		6,703,398
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	4,000,000		4,257,865
				27,154,684
Internet Software & Services - 1.4%
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	2,000,000		2,033,905
eBay, Sr. Unscd. Notes	3.60	6/5/2027	5,000,000		5,196,921
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	5,500,000	[a]	5,919,613
				13,150,439
Materials - .9%
Packaging Corp. of America, Sr. Unscd. Notes	3.00	12/15/2029	4,000,000		4,040,825
WRKCo, Gtd. Notes	3.75	3/15/2025	4,000,000		4,199,630
				8,240,455
Media - 2.1%
Discovery Communications, Gtd. Notes	3.95	3/20/2028	6,250,000		6,609,382
Fox, Sr. Unscd. Notes	4.71	1/25/2029	1,000,000	[a]	1,135,796
Grupo Televisa, Sr. Unscd. Notes	4.63	1/30/2026	5,000,000		5,361,007
NBCUniversal Media, Gtd. Notes	4.38	4/1/2021	6,500,000		6,706,118
				19,812,303
Metals & Mining - .8%
Anglo American Capital, Gtd. Notes	4.50	3/15/2028	4,000,000	[a]	4,258,324
Glencore Funding, Gtd. Notes	4.13	3/12/2024	1,000,000	[a]	1,049,710
Glencore Funding, Gtd. Notes	4.63	4/29/2024	2,000,000	[a]	2,139,630
				7,447,664
Municipal Securities - 4.5%
Chicago, GO, Ser. B	7.05	1/1/2029	7,100,000		7,845,216
Detroit, GO, Ser. B1	4.00	4/1/2044	3,000,000		2,672,700
Illinois, GO (Build America Bonds)	6.20	7/1/2021	440,000		457,098
Medical Center Hospital Authority, Revenue Bonds, Refunding (Columbus Regional Healthcare System Project)	4.88	8/1/2022	5,000,000		5,293,900
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. C	6.10	12/15/2028	7,010,000		7,268,739

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.0% (continued)
Municipal Securities - 4.5% (continued)
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,743,325
North Texas Tollway Authority, Revenue Bonds	8.91	2/1/2020	5,000,000	[d] 5,057,550
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000	4,271,137
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	5,700,000	5,749,134
				41,358,799
Real Estate - 7.9%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2027	3,327,000	3,569,095
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	2,000,000	2,189,052
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	4,000,000	4,523,044
Brandywine Operating Partnership, Gtd. Notes	4.55	10/1/2029	3,500,000	3,827,520
CBRE Services, Gtd. Notes	4.88	3/1/2026	6,000,000	6,699,534
Duke Realty, Sr. Unscd. Notes	3.25	6/30/2026	1,000,000	1,039,728
EPR Properties, Gtd. Notes	4.75	12/15/2026	3,600,000	3,929,824
Essex Portfolio, Gtd. Notes	3.25	5/1/2023	3,000,000	3,076,131
Healthcare Trust Of America Holdings, Gtd. Notes	3.75	7/1/2027	4,000,000	4,214,674
Highwoods Realty, Sr. Unscd. Notes	4.20	4/15/2029	3,000,000	3,236,250
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	2,565,000	2,558,259
Hudson Pacific Properties, Gtd. Notes	4.65	4/1/2029	3,000,000	3,308,712
Kilroy Realty, Gtd. Notes	4.38	10/1/2025	4,250,000	4,602,524
Liberty Property, Sr. Unscd. Notes	3.25	10/1/2026	4,000,000	4,189,889
Life Storage, Gtd. Notes	4.00	6/15/2029	5,000,000	5,396,288
Retail Opportunity Investments Partnership, Gtd. Notes	4.00	12/15/2024	3,000,000	3,062,147
Retail Opportunity Investments Partnership, Gtd. Notes	5.00	12/15/2023	2,000,000	2,111,017
Simon Property Group, Sr. Unscd. Notes	2.45	9/13/2029	5,000,000	4,923,330
Spirit Realty, Gtd. Notes	4.00	7/15/2029	3,000,000	3,174,669
Weingarten Realty Investors, Sr. Unscd. Notes	4.45	1/15/2024	3,000,000	3,180,835
				72,812,522

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Retailing - 2.2%
Alimentation Couche-Tard, Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	3,090,649
Dollar Tree, Sr. Unscd. Notes	4.00	5/15/2025	4,000,000		4,222,361
Macy's Retail Holdings, Gtd. Notes	2.88	2/15/2023	3,000,000		2,964,278
Nordstorm, Sr. Unscd. Notes	4.00	3/15/2027	4,000,000		4,114,919
O'Reilly Automotive, Sr. Unscd. Notes	3.90	6/1/2029	5,000,000		5,488,190
				19,880,397
Semiconductors & Semiconductor Equipment - 2.5%
KLA, Sr. Unscd. Notes	4.10	3/15/2029	4,850,000		5,323,306
Lam Research, Sr. Unscd. Notes	3.80	3/15/2025	6,000,000		6,401,058
Microchip Technology, Sr. Scd. Notes	4.33	6/1/2023	5,500,000	[c]	5,802,222
NXP, Gtd. Notes	4.88	3/1/2024	5,500,000	[a]	5,975,828
				23,502,414
Technology Hardware & Equipment - .6%
Dell International, Sr. Scd. Notes	4.90	10/1/2026	1,125,000	[a]	1,224,287
Dell International/EMC, Sr. Scd. Notes	8.10	7/15/2036	3,000,000	[a]	3,882,719
				5,107,006
Telecommunication Services - 3.2%
AT&T, Sr. Unscd. Notes	3.40	5/15/2025	7,500,000		7,833,514
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	4,750,000		5,201,154
Telefonica Emisiones, Gtd. Notes	4.57	4/27/2023	6,500,000		6,984,255
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	5,500,000		5,811,241
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	3,000,000		3,511,878
				29,342,042
Utilities - 3.3%
Black Hills, Sr. Unscd. Notes	3.05	10/15/2029	2,000,000		2,006,239
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	5,000,000		5,315,152
CenterPoint Energy, Sr. Unscd. Notes	2.95	3/1/2030	3,000,000		2,976,141
Entergy, Sr. Unscd. Notes	2.95	9/1/2026	2,000,000		2,036,897
Evergy, Sr. Unscd. Notes	2.45	9/15/2024	1,000,000		1,001,591
Exelon, Jr. Sub. Notes	3.50	6/1/2022	3,500,000		3,589,180
Mid-Atlantic Interstate Transmission, Sr. Unscd. Notes	4.10	5/15/2028	3,000,000	[a]	3,307,292
Mississippi Power, Sr. Unscd. Notes	3.95	3/30/2028	5,000,000		5,438,844
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	4.55	11/15/2030	4,000,000	[a]	4,536,686
				30,208,022
Total Bonds and Notes (cost $860,792,803)			905,776,169

Preferred Stocks - .3%
Diversified Financials - .3%
Air Lease, Ser. A (cost $3,000,000)	6.15	3/15/2024	120,000	3,166,800
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $14,802,400)	1.63		14,802,400	[e] 14,802,400

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,567,790)	1.63		8,567,790	[e] 8,567,790
Total Investments (cost $887,162,993)			100.8%	932,313,159
Liabilities, Less Cash and Receivables			(0.8%)	(7,840,484)
Net Assets			100.0%	924,472,675

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $208,842,297 or 22.59% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $8,239,738 and the value of the collateral was $8,567,790.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	858,555,022	-	858,555,022
Equity Securities - Preferred Stocks	3,166,800	-	-	3,166,800
Foreign Governmental	-	5,862,348	-	5,862,348
Investment Companies	23,370,190	-	-	23,370,190
Municipal Securities	-	41,358,799	-	41,358,799

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is

NOTES

subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $45,150,166, consisting of $47,485,946 gross unrealized appreciation and $2,335,780 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.